Financial Risk Management - Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 KRW (₩)
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	₩ 7,188,764				₩ 7,110,730
Monetary liabilities denominated in foreign currencies	17,979,083				₩ 16,800,116
Currency risk [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	158,074	$ 124,137	€ 414	¥ 800,440
Monetary liabilities denominated in foreign currencies	1,843,860	$ 1,588,591	€ 110	¥ 261,255
Currency risk [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	143,726
Monetary liabilities denominated in foreign currencies	1,839,271
Currency risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	537
Monetary liabilities denominated in foreign currencies	142
Currency risk [member] | Yen [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	8,512
Monetary liabilities denominated in foreign currencies	2,778
Currency risk [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	5,299
Monetary liabilities denominated in foreign currencies	₩ 1,669